Consolidated Statements of Cash Flows - Direct Method - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 4,445,641,158	$ 4,455,460,124	$ 3,716,722,747
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(3,001,163,980)	(3,194,881,778)	(2,577,032,215)
Payments to and on behalf of employees	(344,307,581)	(340,368,155)	(260,336,901)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(484,173,175)	(407,950,607)	(394,507,399)
Dividends received	2,694,175	2,752,778	8,013,426
Interest payments	(57,331,558)	(65,837,409)	(67,010,058)
Interest received	6,867,020	10,024,203	14,354,013
Income tax payments	(103,077,570)	(85,380,681)	(71,269,988)
Other cash movements (tax on bank debits Argentina and others)	(4,021,087)	(16,576,564)	(2,103,389)
Cash flows provided by Operating Activities	461,127,402	357,241,911	366,830,236
Cash flows used in Investing Activities
Proceeds from sale of Property, plant and equipment	171,461	1,222,276	142,208
Purchase of Property, plant and equipment	(277,822,215)	(291,541,611)	(192,707,498)
Collection on forward, term, option and financial exchange agreements			156,738
Sales of other current financial assets.	27,785,812		32,000,000
Other cash inflows (outflows)	1,289,585	466,704	2,119,674
Net cash flows used in Investing Activities	(248,575,357)	(289,852,631)	(158,288,878)
Cash Flows used in Financing Activities
Proceeds from changes in ownership interests in subsidiaries		2,344,883	4,119,966
Proceeds from short term loans	153,154,775	123,752,721	31,850,233
Loan payments	(84,947,461)	(62,776,958)	(26,378,491)
Lease liability payments	(14,446,410)	(10,347,356)	(6,299,217)
Dividend payments by the reporting entity	(195,890,117)	(158,408,120)	(165,877,422)
Proceeds from the issuance of bonds			167,739,096
Payment of bond principal	(18,425,349)	(16,910,371)	(330,996,600)
Proceeds (payments) from bond-related derivative instruments	(1,857,649)	2,587,025	138,715,637
Net cash flows used in Financing Activities	(162,412,211)	(119,758,176)	(187,126,798)
Net increase (decrease) in cash and cash equivalents before exchange differences	50,139,834	(52,368,896)	21,414,560
Effects of exchange differences on cash and cash equivalents	645,741	13,281,140	4,547,790
Effects of inflation in cash and cash equivalents in Argentina	(3,144,870)	(15,696,923)	(13,960,654)
Net increase (decrease) in cash and cash equivalents	47,640,705	(54,784,679)	12,001,696
Cash and cash equivalents - beginning of year	248,899,004	303,683,683	291,681,987
Cash and cash equivalents - end of years	$ 296,539,709	$ 248,899,004	$ 303,683,683